Non-controlling shareholders (Details Textuals) - Tradimus S.A. - BRL (R$) R$ in Millions	5 Months Ended	12 Months Ended
	May 26, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 30, 2020
Disclosure of detailed information about business combination [line items]
Ownership held by NCI		50.00%
Excella
Disclosure of detailed information about business combination [line items]
Minimum investment obligation amount				R$ 10.0
Percentage of voting equity interests acquired	50.00%
Investment proceeds received			R$ 5.0
Balance tranche of investment receivable percentage	50.00%
Percentage of investment			50.00%